Christopher Weil & Company Core Investment Fund
Investment Objective
The Christopher Weil & Company Core Investment Fund ("Core Investment Fund") seeks long- term capital appreciation.
Fees and Expenses of the Core Investment Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Core Investment Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Christopher Weil & Company Core Investment Fund
Redemption Fees (on shares sold after holding them for 90days or less as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Christopher Weil & Company Core Investment Fund
Management Fees	1.00%
Distribution 12b-1 Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and/or Expense Reimbursement	(0.27%)	[1]
Total Annual Fund Operating Expenses After Waiver	1.24%
[1]	Effective February 28, 2017, the Adviser has contractually agreed to waive a portion of its Management Fee such that it will be equal to 0.75% of the Core Investment Fund's average daily net assets. Additionally, effective February 28, 2017, the Adviser has contractually agreed to waive a portion of its Services Fee to 0.20% of the Core Investment Fund's average daily net assets greater than $35 million. These waivers will automatically terminate on March 31, 2018 unless they are renewed by the Adviser. The Adviser may not terminate these waivers prior to March 31, 2018. These waivers may be terminated by the Board of Trustees.

Expense Example

The following example is intended to help you compare the cost of investing in the Core Investment Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Core Investment Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Core Investment Fund's operating expenses remain the same each year. The effect of the Adviser's agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Christopher Weil & Company Core Investment Fund | USD ($)	126	451	798	1,779

Portfolio Turnover

The Core Investment Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may lead to higher transaction costs and may result in higher taxes when Core Investment Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.58% of the average value of its portfolio.

The Principal Investment Strategy of the Core Investment Fund

The Core Investment Fund is a "non-diversified" fund that seeks to achieve long-term capital appreciation by investing in undervalued equity securities. Under normal market conditions the Core Investment Fund invests primarily in common stocks of companies with market capitalizations of $1 billion or more. The Core Investment Fund may hold fewer than 20 positions at any given time. From time to time, the Core Investment Fund may invest more than 20% of its assets in a particular sector.

The Core Investment Fund's investment adviser (the "Adviser"), Christopher Weil & Company, Inc., uses fundamental analysis to identify securities the Adviser believes are trading at a discount to their estimated value. The Adviser considers both fundamentals and technical factors when identifying investment opportunities. These considerations may include a company trading at or near its current low, a low debt level or high interest coverage, a low price-to-earnings ratio, a low price-to-book ratio, the company's free cash flow, the company's dividend yield, and the company's return on equity.

The Adviser also seeks to invest in companies that have a defensible competitive advantage, relevant products, competent and shareholder-oriented management, and growth. Although tending to focus on U.S. companies, the Adviser may also invest in foreign companies with these attributes. The Core Investment Fund's foreign investments, if any, consist primarily of depositary receipts ("DRs"). DRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign or U.S. based stock exchange. The Core Investment Fund may also invest up to 25% of its net assets in securities of companies located in emerging markets (i.e. Companies included in the MSCI Emerging Markets Index - those countries that have developing economies, many of which are experiencing rapid growth and industrialization).

The Adviser sells or reduces the Core Investment Fund's position in a security (1) when it reaches the Adviser's estimate of its fair value, (2) when its economic fundamentals have deteriorated, (3) when our technical analysis leads us to believe that the dynamics of the stock have changed and the stock will either change it’s trend or come under continued sell pressure or (4) when the facts underlying the decision to put the security in the Core Investment Fund's portfolio have changed.

The Core Investment Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns.

The Core Investment Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in equity securities. To the extent the Fund holds all or a portion of its assets in cash or cash-equivalents as a temporary defensive position, the Fund will not be pursuing its investment objective.

The Principal Risks of Investing in the Core Investment Fund

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Core Investment Fund invests. There is risk that these and other factors may adversely affect the Core Investment Fund's performance. The loss of money is a risk of investing in the Core Investment Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Core Investment Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Core Investment Fund's investments goes down, your investment in the Core Investment Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Core Investment Fund invests in the stocks of small and medium capitalization companies, which may subject the Core Investment Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Options Risk. Purchasing and selling of options require additional skills and techniques beyond normal portfolio management. The Core Investment Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Core Investment Fund, and may also subject the Core Investment Fund to higher price volatility.

Sector Risks. Sector risk is the possibility that stocks within the economic sector will decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Core Investment Fund's assets in a particular sector, the Core Investment Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment. The Fund may emphasize certain sectors at various times including, among others, information technology and health care. Risks associated with investments in companies in the information technology sector include their technology becoming obsolete, short product cycles, decreasing margins and profits, and competition from new market entrants. Risks associated with investments in companies in the health care sector may include government regulation, policy changes and reimbursement rates, as well as government approval of products and services. Further, types of products or services produced or provided by health care companies quickly can become obsolete. Pharmaceutical companies and other companies can be affected by patent expirations.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Core Investment Fund only if they intend to be patient, long-term investors.

Foreign Risks. Foreign investments carry potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Depositary Receipt Risks. While depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Emerging Market Risk. Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in securities of companies located or operating in developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Investment Management Risk. The Adviser's strategy may fail to produce the intended results.

Performance History

The information provides some indication of the risks of investing in the Core Investment Fund by showing changes in the Core Investment Fund's performance from year to year and by showing how the Core Investment Fund's average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Core Investment Fund's past performance (before and after taxes) is not necessarily an indication of how the Core Investment Fund will perform in the future. Updated performance information is available on the Core Investment Fund's website at www.cweil.com or by calling 1-888-550-9266. The bar chart shows calendar year total returns for the Core Investment Fund for each full year since its inception.

Best Quarter (September 30, 2013) +9.74% Worst Quarter (September 30, 2015) -7.84%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/16
Average Annual Total Returns - Christopher Weil & Company Core Investment Fund	1 Year	5 Years	Since Inception	Inception Date
Christopher Weil & Company Core Investment Fund	4.22%	10.05%	10.05%	Dec. 21, 2011
Christopher Weil & Company Core Investment Fund | After Taxes on Distributions	4.07%	8.87%	8.89%	Dec. 21, 2011
Christopher Weil & Company Core Investment Fund | After Taxes on Distributions and Sales	2.51%	7.75%	7.76%	Dec. 21, 2011
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	11.96%	14.66%	14.84%	Dec. 21, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.